STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.8%
Aerospace & Defense - .6%
The Boeing Company, Sr. Unscd. Notes	1.17	2/4/2023	1,000,000		986,728
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,000,000		3,027,935
				4,014,663
Airlines - 1.0%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,577,614		3,264,789
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,641,236		3,273,432
				6,538,221
Automobiles & Components - 1.3%
American Honda Finance, Sr. Unscd. Notes	1.30	9/9/2026	3,250,000		2,966,667
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	2,250,000		2,215,136
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	3,650,000		3,573,461
				8,755,264
Banks - 12.4%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	5,775,000		5,818,664
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	4,500,000		4,525,766
Barclays, Sr. Unscd. Notes	2.28	11/24/2027	4,000,000		3,626,797
Citigroup, Sub. Bonds	4.40	6/10/2025	5,450,000		5,514,006
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	3,240,000		3,264,705
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,270,000		6,120,745
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[a]	5,264,979
HSBC Holdings, Sr. Unscd. Notes	0.98	5/24/2025	1,250,000		1,180,329
HSBC Holdings, Sr. Unscd. Notes	2.25	11/22/2027	1,785,000		1,623,992
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b]	3,695,302
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	2,500,000		2,518,186
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,369,131
Morgan Stanley, Sub. Notes	4.88	11/1/2022	5,500,000		5,564,084
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	3,000,000		3,018,722
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,000,000	[c]	6,140,584
Santander UK, Sr. Unscd. Notes	2.10	1/13/2023	4,000,000		3,984,173
Societe Generale, Sub. Notes	4.75	11/24/2025	3,680,000	[a]	3,687,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.8% (continued)
Banks - 12.4% (continued)
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.95	1/12/2026	4,350,000	3,918,917
The Goldman Sachs Group, Sr. Unscd. Notes	1.95	10/21/2027	6,400,000	5,841,356
				80,677,950
Beverage Products - .8%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000	5,158,082
Chemicals - .5%
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	3,225,000	3,287,513
Commercial & Professional Services - .6%
Global Payments, Sr. Unscd. Notes	4.00	6/1/2023	3,600,000	3,629,811
Consumer Discretionary - .5%
Magallanes, Gtd. Notes	3.76	3/15/2027	3,665,000	[a] 3,561,621
Consumer Staples - .5%
Kimberly-Clark, Sr. Unscd. Notes	1.05	9/15/2027	3,350,000	2,974,205
Diversified Financials - 3.2%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	2,400,000	2,145,592
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	5,525,000	4,946,094
Air Lease, Sr. Unscd. Notes	2.30	2/1/2025	4,790,000	4,547,780
American Express, Sr. Unscd. Notes	3.38	5/3/2024	3,350,000	3,364,139
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2027	4,475,000	3,939,024
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,090,751
				21,033,380
Energy - 2.1%
Cimarex Energy, Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,793,240
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	2,000,000	1,862,035
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,346,746
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,583,879
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	2,760,000	2,741,310
				13,327,210
Food Products - .5%
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,460,175
Health Care - 4.6%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	4,328,698
Amgen, Sr. Unscd. Notes	2.20	2/21/2027	4,820,000	4,536,592
Anthem, Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	2,942,828
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	3,975,000	3,653,265
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	4,925,000	4,364,020
Humana, Sr. Unscd. Notes	0.65	8/3/2023	2,275,000	2,215,294

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.8% (continued)
Health Care - 4.6% (continued)
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	4,900,241
UnitedHealth Group, Sr. Unscd. Notes	1.15	5/15/2026	2,915,000	2,688,415
				29,629,353
Industrial - 2.7%
Caterpillar Financial Services, Sr. Unscd. Notes	0.90	3/2/2026	5,460,000	[c] 5,004,111
John Deere Capital, Sr. Unscd. Notes	1.05	6/17/2026	5,000,000	4,577,869
Parker-Hannifin, Sr. Unscd. Notes	2.70	6/14/2024	3,825,000	3,771,708
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	3,851,308
				17,204,996
Information Technology - 2.6%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	4,580,000	4,287,485
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,000,000	6,050,873
Oracle, Sr. Unscd. Notes	2.50	4/1/2025	7,000,000	6,753,414
				17,091,772
Internet Software & Services - 2.2%
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	5,350,000	5,033,086
eBay, Sr. Unscd. Notes	1.90	3/11/2025	4,750,000	4,529,560
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	4,605,000	[a] 4,436,546
				13,999,192
Media - .5%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,150,000	3,251,155
Metals & Mining - .6%
Glencore Funding, Gtd. Notes	1.63	9/1/2025	4,500,000	[a] 4,184,429
Municipal Securities - 3.2%
California, GO	3.38	4/1/2025	950,000	952,976
California Earthquake Authority, Revenue Bonds, Ser. B	1.48	7/1/2023	3,000,000	2,959,586
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.28	11/15/2028	2,500,000	2,144,034
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,289,995
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,712,695
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	3,750,000	3,690,648
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	4,813,688
				20,563,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.8% (continued)
Real Estate - 2.4%
American Homes 4 Rent, Sr. Unscd. Notes	2.38	7/15/2031	2,600,000		2,153,021
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000		2,276,990
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	2,335,000		2,291,903
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	3,950,000		3,588,667
Life Storage, Gtd. Notes	2.20	10/15/2030	2,000,000		1,657,985
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000		3,468,267
				15,436,833
Retailing - 1.4%
Target, Sr. Unscd. Notes	2.25	4/15/2025	3,785,000		3,707,579
The TJX Companies, Sr. Unscd. Notes	1.15	5/15/2028	6,000,000		5,204,687
				8,912,266
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Sr. Unscd. Notes	4.00	4/15/2029	4,000,000	[a]	3,818,790
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	4,000,000		3,835,665
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	1,440,000	[a]	1,354,994
				9,009,449
Technology Hardware & Equipment - .8%
Apple, Sr. Unscd. Notes	2.05	9/11/2026	5,500,000		5,274,119
Telecommunication Services - 3.0%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	7,500,000		6,651,369
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,376,366
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,700,000		4,524,458
Verizon Communications, Sr. Unscd. Notes	2.63	8/15/2026	5,900,000		5,688,294
				19,240,487
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	3,437,939		3,176,337
U.S. Government Agencies Mortgage-Backed - .4%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			411,285	[d]	425,175
Federal National Mortgage Association:
2.91%, 4/1/2026			2,000,000	[d]	1,980,829
				2,406,004
U.S. Government Agencies Obligations - 5.8%
Federal Farm Credit Bank Funding Corp., Bonds	3.33	4/12/2027	6,845,000		6,846,213
Federal Home Loan Bank, Bonds	2.00	7/14/2023	6,635,000	[e]	6,636,676
Federal Home Loan Bank, Bonds	2.20	3/28/2025	2,400,000		2,373,200
Federal Home Loan Bank, Bonds	2.75	3/25/2027	6,750,000		6,614,249

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.8% (continued)
U.S. Government Agencies Obligations - 5.8% (continued)
Federal Home Loan Bank, Bonds	3.00	3/25/2027	6,800,000		6,702,710
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[d]	8,625,154
				37,798,202
U.S. Treasury Securities - 41.0%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2025	6,437,712	[f]	6,594,091
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	15,424,992	[f]	15,824,811
U.S. Treasury Notes	0.25	9/30/2025	2,485,000		2,286,491
U.S. Treasury Notes	0.50	11/30/2023	3,250,000		3,162,148
U.S. Treasury Notes	0.63	5/15/2030	4,000,000		3,372,344
U.S. Treasury Notes	0.88	1/31/2024	12,065,000		11,762,432
U.S. Treasury Notes	1.13	2/28/2025	32,705,000		31,358,474
U.S. Treasury Notes	1.38	11/15/2031	7,000,000		6,141,406
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		3,958,281
U.S. Treasury Notes	1.50	8/15/2022	20,680,000	[c]	20,696,420
U.S. Treasury Notes	1.50	9/15/2022	20,000,000	[c]	20,011,226
U.S. Treasury Notes	1.75	7/15/2022	16,000,000	[c]	16,014,576
U.S. Treasury Notes	1.75	9/30/2022	19,210,000	[c]	19,235,080
U.S. Treasury Notes	2.00	4/30/2024	16,670,000		16,517,626
U.S. Treasury Notes	2.38	2/29/2024	15,000,000	[c]	14,986,523
U.S. Treasury Notes	2.50	3/31/2023	12,465,000		12,517,613
U.S. Treasury Notes	2.50	3/31/2027	3,995,000	[c]	3,936,479
U.S. Treasury Notes	2.63	2/28/2023	12,500,000	[c]	12,564,429
U.S. Treasury Notes	2.63	4/15/2025	5,000,000		4,987,109
U.S. Treasury Notes	2.75	4/30/2023	8,000,000		8,045,674
U.S. Treasury Notes	2.88	11/30/2023	22,365,000		22,546,279
U.S. Treasury Notes	2.88	4/30/2029	5,345,000		5,343,330
U.S. Treasury Notes	3.13	11/15/2028	4,550,000		4,609,541
				266,472,383
Utilities - .7%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	5,260,000		4,784,511
Total Bonds and Notes (cost $657,075,111)			634,853,205

Preferred Stocks - .7%
Telecommunication Services - .7%
AT&T, Ser. A (cost $5,125,000)	5.00		205,000		4,446,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,079,591)	0.80	15,079,591	[g] 15,079,591

Investment of Cash Collateral for Securities Loaned - 8.6%
Registered Investment Companies - 8.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $55,888,170)	0.80	55,888,170	[g] 55,888,170
Total Investments (cost $733,167,872)		109.4%	710,267,416
Liabilities, Less Cash and Receivables		(9.4%)	(60,875,445)
Net Assets		100.0%	649,391,971

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $26,308,871 or 4.05% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $58,883,152 and the value of the collateral was $60,406,889, consisting of cash collateral of $55,888,170 and U.S. Government & Agency securities valued at $4,518,719. In addition, the value of collateral may include pending sales that are also on loan.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2022.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	304,436,657	-	304,436,657
Equity Securities - Preferred Stocks	4,446,450	-	-	4,446,450
Investment Companies	70,967,761	-	-	70,967,761
Municipal Securities	-	20,563,622	-	20,563,622
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	3,176,337	-	3,176,337
U.S. Government Agencies Mortgage-Backed	-	2,406,004	-	2,406,004
U.S. Government Agencies Obligations	-	37,798,202	-	37,798,202
U.S. Treasury Securities	-	266,472,383	-	266,472,383

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized depreciation on investments was $22,900,456, consisting of $1,433,416 gross unrealized appreciation and $24,333,872 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.